EQUITY (Additional Stock-Based Compensation Data) (Details) - Employee [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense, employees	$ 1,768
Compensation costs weighted average period to be recognized	1 year 6 months 7 days